Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following tables show the fair values of certain of our financial instruments:

	December 31, 2015
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$158,821	$158,821	$—	$—
Restricted cash	19,030	19,030	—	—
Investment available for sale	17,839	—	—	17,839

Liabilities
Contingent payments	$3,632	$—	$—	$3,632

	December 31, 2014
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$145,341	$145,341	$—	$—
Restricted cash	18,107	18,107	—	—
Investment available for sale	18,357	—	—	18,357

Liabilities
Merger earnout	$75	$—	$—	$75
Contingent payments	3,792	—	—	3,792

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Level 3 Inputs
The following tables summarize the changes in fair value of the Company’s Level 3 assets and liabilities:

	December 31, 2015
	Assets	Liabilities
(In thousands)	Investment Available for Sale	Merger Earnout	Contingent Payments
Balance at January 1, 2015	$18,357	$(75)	$(3,792)
Total gains (losses) (realized or unrealized):
Included in earnings	125	75	(723)
Included in other comprehensive income (loss)	(263)	—	—
Purchases, sales, issuances and settlements:
Settlements	(380)	—	883
Ending balance at December 31, 2015	$17,839	$—	$(3,632)

Gains (losses) included in earnings attributable to the change in unrealized gains relating to assets and liabilities still held at the reporting date:
Included in interest income	$125	$—	$—
Included in interest expense	—	—	(627)
Included in non-operating income	—	—	(96)

	December 31, 2014
	Assets	Liabilities
(In thousands)	Investment Available for Sale	Merger Earnout	Contingent Payments
Balance at January 1, 2014	$17,128	$(1,125)	$(4,343)
Total gains (losses) (realized or unrealized):
Included in earnings	119	1,050	(274)
Included in other comprehensive income (loss)	1,465	—	—
Purchases, sales, issuances and settlements:
Settlements	(355)	—	825
Ending balance at December 31, 2014	$18,357	$(75)	$(3,792)

Gains (losses) included in earnings attributable to the change in unrealized gains relating to assets and liabilities still held at the reporting date:
Included in interest income	$119	$—	$—
Included in interest expense	—	—	(734)
Included in non-operating income	—	—	60

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques
The table below summarizes the significant unobservable inputs used in calculating fair value for our Level 3 assets and liabilities:

	Valuation Technique	Unobservable Input	Rate
Investment available for sale	Discounted cash flow	Discount rate	10.0%
Contingent payments	Discounted cash flow	Discount rate	18.5%

Fair Value, Assets Measured on Recurring and Nonrecurring Basis
The following tables provide the fair value measurement information about our obligation under minimum assessment agreements and other financial instruments:

	December 31, 2015
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$35,126	$27,660	$28,381	Level 3
Other financial instruments	200	186	186	Level 3

	December 31, 2014
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$36,749	$28,612	$29,529	Level 3
Other financial instruments	300	268	268	Level 3

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis

The following table provides the fair value measurement information about our long-term debt:

	December 31, 2015
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Boyd Gaming Debt:
Bank Credit Facility	$1,209,725	$1,197,277	$1,202,870	Level 2
9.125% Senior Notes due 2018	350,000	342,956	372,750	Level 1
6.875% Senior Notes due 2023	750,000	737,066	772,500	Level 1
	2,309,725	2,277,299	2,348,120

Peninsula Gaming Debt:
Bank credit facility	662,750	648,607	661,131	Level 2
8.375% Senior Notes due 2018	350,000	343,643	357,000	Level 2
	1,012,750	992,250	1,018,131
Total debt	$3,322,475	$3,269,549	$3,366,251

	December 31, 2014
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Boyd Gaming Debt:
Bank Credit Facility	$1,387,425	$1,369,176	$1,395,595	Level 2
9.125% Senior Notes due 2018	500,000	487,765	517,500	Level 1
9.00% Senior Notes due 2020	350,000	348,074	359,625	Level 1
HoldCo Note	151,740	139,968	144,153	Level 3
	2,389,165	2,344,983	2,416,873

Peninsula Gaming Debt:
Bank credit facility	742,400	718,807	754,364	Level 2
8.375% Senior Notes due 2018	350,000	341,058	363,125	Level 2
Other	3	3	3	Level 3
	1,092,403	1,059,868	1,117,492
Total debt	$3,481,568	$3,404,851	$3,534,365